Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Balance of Government Bonds (Detail) $ in Thousands	Dec. 31, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	$ 129,320,536
Government Bonds [Member]
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	129,549,519
Less: current portion of Government Bonds, net of expected credit losses	18,036,557
Total long-term notes receivable	$ 111,512,962